SHAREHOLDERS’ EQUITY (Details Narrative)																12 Months Ended
	May 29, 2026 USD ($) shares	May 29, 2026 HKD ($) shares	Nov. 14, 2025 USD ($) shares	Nov. 14, 2025 HKD ($) shares	Oct. 07, 2025 shares	May 30, 2025 USD ($) $ / shares shares	May 30, 2025 HKD ($) shares	Apr. 03, 2025 USD ($) $ / shares shares	Apr. 03, 2025 HKD ($) shares	Mar. 19, 2025 USD ($) shares	Mar. 19, 2025 HKD ($) shares	Oct. 09, 2024 USD ($) $ / shares shares	Oct. 09, 2024 HKD ($) shares	Feb. 07, 2024 HKD ($) shares	Jan. 31, 2024 $ / shares shares	Jun. 30, 2025 HKD ($) $ / shares shares	Jun. 30, 2026 $ / shares shares	Aug. 31, 2024 shares
Class of Stock [Line Items]
Ordinary shares, shares authorized															500,000,000	500,000,000	500,000,000
Ordinary shares, per share | (per share)															$ 0.0001	$ 0.0001	$ 0
Ordinary shares, shares outstanding																1,145,427	8,563,033
Stock compensation expense, value | $																$ 11,129,227
Reverse stock split					1-for-30
Share consolidation total, shares					1,145,427
Shares issued for acquisitions, value | $																$ 5,813,708
Ordinary shares, shares issued																	8,563,033
2025 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Shares issued, price per share | $ / shares						$ 0.532
Stock compensation expense, shares						2,682,000	2,682,000
Stock compensation expense, value						$ 1,426,824	$ 11,129,227
Top Spin Investment Company Limited (“Top Spin”) [Member]
Class of Stock [Line Items]
Shares issued										2,980,000	2,980,000
Business acquisition, value										$ 765,860	$ 5,973,708
General Working Capital [Member]
Class of Stock [Line Items]
Shares issued								13,800,000	13,800,000
Shares issued, price per share | $ / shares								$ 0.60
Gross proceeds from offering								$ 8,280,000	$ 64,584,000
Offering expenses | $									$ 6,610,000
Axiom Digital Limited (“Axiom”) [Member]
Class of Stock [Line Items]
Shares issued for acquisitions, value	$ 10,174,913	$ 79,364,320
IPO [Member]
Class of Stock [Line Items]
Shares issued												1,400,000	1,400,000
Ordinary shares, shares outstanding																		13,500,000
Shares issued, price per share | $ / shares												$ 4.00
Gross proceeds from offering												$ 5,600,000	$ 43,680,000
Offering expenses | $													$ 5,385,000
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized															450,000,000
Voting rights															each entitled to one (1) vote
Ordinary shares, shares outstanding																	7,435,986
Ordinary shares, shares issued																	7,435,986
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized															50,000,000
Voting rights															each entitled to twenty (20) votes
Ordinary shares, shares outstanding																	1,127,047
Ordinary shares, shares issued																	1,127,047
Ordinary Shares [Member]
Class of Stock [Line Items]
Shares issued														400,000
Business acquisition, value | $														$ 4,000,287
Common Class A [Member]
Class of Stock [Line Items]
Share consolidation total, shares					818,380
Common Class A [Member] | Bowser Human Resources Limited (“Bowser”) [Member]
Class of Stock [Line Items]
Shares issued for acquisitions			1,885,350	1,885,350
Shares issued for acquisitions, value			$ 11,268,592	$ 87,895,017
Common Class A [Member] | Top Team Consultants Limited (“Top Team”) [Member]
Class of Stock [Line Items]
Shares issued for acquisitions			232,256	232,256
Shares issued for acquisitions, value			$ 1,388,176	$ 10,827,775
Common Class A [Member] | Axiom Digital Limited (“Axiom”) [Member]
Class of Stock [Line Items]
Shares issued for acquisitions	4,500,000	4,500,000
Common Class B [Member]
Class of Stock [Line Items]
Share consolidation total, shares					327,047
Common Class B [Member] | Axiom Digital Limited (“Axiom”) [Member]
Class of Stock [Line Items]
Shares issued for acquisitions	800,000	800,000